Average Annual Total Returns - Longleaf Partners Global Fund	May 01, 2021
MSCI World Index
Average Annual Return:
1 Year	15.90%	[1]
5 Years	12.19%	[1]
Since Inception	11.24%	[1]
Inception Date	Dec. 27, 2012
Longleaf Partners Global Fund
Average Annual Return:
1 Year	3.57%	[2]
5 Years	9.72%	[2]
Since Inception	6.50%	[2]
Inception Date	Dec. 27, 2012
Longleaf Partners Global Fund | After Taxes on Distributions
Average Annual Return:
1 Year	2.60%	[2],[3]
5 Years	8.76%	[2],[3]
Since Inception	5.78%	[2],[3]
Inception Date	Dec. 27, 2012
Longleaf Partners Global Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.38%	[2],[3]
5 Years	7.59%	[2],[3]
Since Inception	5.08%	[2],[3]
Inception Date	Dec. 27, 2012

[1]	Comparative Index (no deductions for fees, expenses, or taxes)
[2]	(net of fees and expenses)
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.